Note Investment Securities Available for Sale (Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 6,073,005	$ 5,307,250
Investment securities available-for-sale, at fair value	6,062,992	5,315,159
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,350	1,351
Investment securities available-for-sale, at fair value	2,398	$ 2,622
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,861
Investment securities available-for-sale, at fair value	25,196
After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,129,225
Investment securities available-for-sale, at fair value	2,125,429
After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	318,105
Investment securities available-for-sale, at fair value	320,369
After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,599,464
Investment securities available-for-sale, at fair value	3,589,600
Subtotal Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,071,655
Investment securities available-for-sale, at fair value	$ 6,060,594